Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Schedule of basic and diluted net income (loss) per common share [Abstract]
Net (loss) income	$ (1,127,782)		$ (459,715)	$ 488,526		$ 444,697	$ (1,587,497)		$ 933,223		$ 820,360		$ 1,081,279
Less: Income attributable to common stock subject to possible redemption	(8,594)			(550,253)			(121,548)		(1,085,101)		(1,854,509)		(1,571,048)
Adjusted net loss	$ (1,136,376)			$ (61,727)			$ (1,709,045)		$ (151,878)		$ (1,034,149)		$ (489,769)
Weighted average shares outstanding, basic and diluted (in Shares)	4,449,567	[1]		4,061,551	[1]		4,398,098	[1]	4,057,156	[1]	4,098,986	[2]	3,953,561	[2]
Basic and diluted net loss per common share (in Dollars per share)	$ (0.26)	[3]		$ (0.02)	[3]		$ (0.39)	[3]	$ (0.04)	[3]	$ (0.25)	[4]	$ (0.12)	[4]

[1]	Excludes an aggregate of up to 1,422,573 and 11,557,525 shares subject to possible redemption at June 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of up to 9,831,911 and 11,572,288 shares subject to possible redemption at December 31, 2019 and 2018, respectively.
[3]	Excludes income of $8,594 and $550,253 attributable to shares subject to possible redemption for the three months ended June 30, 2020 and 2019, respectively. Excludes income of $121,548 and $1,085,101 attributable to shares subject to possible redemption for the six months ended June 30, 2020 and 2019, respectively (see Note 2).
[4]	Excludes income of $1,854,509 and $1,571,048 attributable to shares subject to possible redemption for the years ended December 31, 2019 and 2018, respectively.